INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2021	2020
Computer software	$34,453	$35,801
Less: accumulated amortization	(30,793)	(29,975)
Total	$3,660	$5,826

Amortization expense for the years ended December 31, 2021 and 2020 amounted to $1,961 and $1,505, respectively.